Other commitments	12 Months Ended
Dec. 31, 2018
Other commitments
Other commitments

20.   Other commitments

Take or Pay contracts

The Company entered into long-term contracts of up to 6 years in Take or Pay with suppliers of electricity, natural gas (LPG), fuel, chemicals, oxygen, CO2 and transportation. The contracts contain clauses of termination and suspension of supply due to non-compliance with essential obligations.

On December 31, 2018, the amount involved in this type of contract amounts to R$ 5,763,658, considering the minimum contractual amounts.